Net Loss Per Share Of Common Stock, Basic And Diluted - Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share [Abstract]
Net loss	$ (1,798,515)	$ (3,524,160)	$ (3,759,152)	$ (8,664,174)
Weighted-average common shares outstanding	13,265,877	8,650,143	11,697,535	8,650,143
Net loss per share, basic and diluted	$ (0.14)	$ (0.41)	$ (0.32)	$ (1.00)